Subsequent Events - Additional Information (Detail) (USD $)	3 Months Ended	0 Months Ended
	Mar. 31, 2015	Mar. 05, 2015	Feb. 02, 2015	Jan. 09, 2015	Apr. 01, 2015	Dec. 31, 2014
Subsequent Event [Line Items]
Lease agreement, date	2018-06
Monthly lease payments			$ 22,000			$ 18,000
Lease payment, description	The amendment provides for monthly lease payments of $22,000 beginning in June 2015, with modest increases in the following two years.
Series B Warrant liability [Member]
Subsequent Event [Line Items]
Exercise price of warrants exercised	$ 6.50	$ 6.50
Warrants cashless exercised	52,255
Series C Warrant liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants		589,510
Exercise price of warrants exercised		$ 6.25
Warrants expiry date		Mar. 05, 2020
Warrants term		5 years
Subsequent event [Member]
Subsequent Event [Line Items]
Gifts to charitable organization				210,000
Lease agreement, date			2018-06
Monthly lease payments			21,719
Lease payment, description			The amendment provides for monthly lease payments of $21,719 for the first year starting in June 2015, with modest increases in the following two years.
Warrants exercisable date		Mar. 05, 2015
Subsequent event [Member] | Common Stock [Member]
Subsequent Event [Line Items]
Issuance of shares upon cashless exercise warrants					63,095
Subsequent event [Member] | Series B Warrant liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants		589,510
Exercise price of warrants exercised		$ 6.50
Gross proceeds upon exercise of warrants		$ 3,800,000
Warrants cashless exercised					161,320
Subsequent event [Member] | Series C Warrant liability [Member]
Subsequent Event [Line Items]
Number of shares purchased on exercise of warrants		589,510
Exercise price of warrants exercised		$ 6.25
Warrants expiry date		Mar. 05, 2020